16 Labor and social obligations	12 Months Ended
Dec. 31, 2019
Labor And Social Obligations
Labor and social obligations

16       Labor and social obligations

a)      Variable compensation (bonuses)

The Company recorded bonuses related to variable compensation of employees and management in cost of services and general and administrative expenses of R$ 6,871, R$ 1,945 and R$1,900 for the years ended December 31, 2019, 2018 and 2017, respectively.

b)      Share-based compensation plans

b.1) Share-based compensation plans exercised in 2019

The fair value of the stock options was estimated at the grant date using the Monte Carlo pricing model for Afya Brazil and Black & Scholes pricing model for the Guardaya’s plan, taking into account the terms and conditions on which the stock options were granted. The exercise price of the stock options granted was monetarily adjusted by the CDI rate. The Company accounted for the stock options plan as an equity-settled plan.

The stock options granted in June 2018 had the following vesting periods after the grant date: 10% after 90 days, 15% after 12 months, 25% after 24 months, 25% after 36 months and 25% after 48 months.

The stock options granted in February 2019 had the following vesting periods after the grant date: 10% after 90 days, 15% after 15 months, 25% after 27 months, 25% after 39 months and 25% after 51 months.

The Guardaya’s stock options had the following vesting periods: 10% after 1 year, 15% after 2 years, 25% after 3 years and 50% after 4 years.

The stock options vest immediately at the following liquidity events: (i) an IPO, (ii) changes in the Company’s control group; and (iii) sale of Crescera’s interest on Afya Brazil. On July 18, 2019, Afya Limited completed its IPO and the stock options became vested.

The following table list the inputs to the model used to determine the fair value of the stock options:

	05/15/2018	02/07/2019	03/29/2019*

Weighted average fair value at the measurement date	R$ 366.16	R$ 529.12	R$ 684.22
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	49.5%	45.5%	43.7%
Risk-free interest rate (%)	7.7%	7.6%	7.2%
Expected life of stock options (years)	4.0	4.0	4.0
Weighted average share price	R$254.13	R$ 368.41	R$ 213.35
Model used	Monte Carlo	Monte Carlo	Black & Scholes

*After the corporate reorganization described in Note 1, the options originally granted under the Guardaya’s plan granted on August 10, 2018 were remeasured at fair value and included in Afya Brazil’s plan with no changes to the previous terms and conditions other than the shares subject to such options granted and, consequently, the number of stock and exercise price of the shares as per the share exchange ratio applied on the corporate reorganization.

The stock options became vested immediately as a result of the IPO mentioned in Note 1 and was fully exercised on July 31,2019 at Afya Limited.The share-based compensation expense recognized in general and administrative expenses in the statement of income for the year ended December 31, 2019 related to these stock option plans was R$ 7,074 (R$ 2,161 for the year ended December 31, 2018).

In September, 2019, as a result of the IPO mentioned in Note 1, the Company had a capital increase through the issuance of 1,842,428 Class A common shares in the amount of R$ 17,627 related to the exercise of the stock options.

The following table illustrates the number and movements in stock options during the periods:

	Number of stock options (i) – 2019	Number of stock options (i) – 2018
Outstanding at January 1	1,291,248	-
Granted	293,860	1,434,720
Forfeited	-	-
Addition of Guardaya’s plan	257,320	-
Exercised	(1,842,428)	(143,472)
Expired	-	-
Outstanding at December 31	-	1,291,248

(i)      The number of common shares outstanding from Afya Brazil was retrospectively adjusted in the proportion of 1:28 due to the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya, which did not result in changes on the arrangements of the plans.

b.2) Afya Limited share-based compensation plan

The stock options approved on August 30, 2019 as a result of the IPO will govern the issuance of equity incentive awards with respect to Company’s Class A common shares. On September 2, 2019 and September 25, 2019, the Company granted 2,306,214 and 58,000 stock options, respectively. The fair value of the stock options was estimated at the grant date using the Binomial pricing model, taking into account the terms and conditions on which the stock options were granted. The exercise price of the stock options granted is monetarily adjusted by the CDI rate. The Company accounts for the stock options plan as an equity-settled plan.

The stock options will vest in five installments of 20% per year, starting on May 1 of the year following the date of execution of the option agreement with each beneficiary.

The share-based compensation expense recognized in general and administrative expenses in the statement of income for the year ended December 31, 2019 was R$ 11,040.

The following table illustrates the number and movements in stock options during the period:

Number of stock options
Outstanding at January 1, 2019	-
Granted	2,364,214
Forfeited	-
Exercised	-
Expired	-
Outstanding at December 31, 2019	2,364,214

The following table list the inputs to the model used to determine the fair value of the stock options:

September 2019
Strike price at the measurement date	US$ 19.00
Dividend yield (%)	0.0%
Expected volatility (%)	38.9%
Risk-free interest rate (%)	1.4%
Expected life of stock options (years)	5.0
Share price at the measurement date	US$ 21.90
Model used	Binomial
Weighted average fair value at the measurement date	US$ 6.55